Subsequent Event	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Subsequent Event

NOTE 14 - SUBSEQUENT EVENT

On November 15, 2017, the Company has entered into an operational agreement with Fortune Deluxe Limited (“Fortune”), a Hong Kong Company, to jointly operate the exploration of a mine for 20 years, whereby Yangshuo and Fortune will invest approximately $0.5 million (RMB 3.3 million) and $0.3 million (RMB 2 million), respectively, on the acquisition of equipment and machinery. The agreement provides that Yangshuo will grant an authorization to Fortune to explore the mining for a consideration of $0.5 million (HKD 4 million). Yangshuo and Fortune share 54% and 46% after-tax profit.

On December 5, 2017, Yangshuo signed a series of contractual arrangements (the Power of Attorney, the Exclusive Business Operation Agreement, the Exclusive Business Option Agreement and Equity Interest Pledge Agreement) with Shenzhen Gu Yue Environmental Protection Technology Co. Ltd (“Gu Yue”), which was incorporated on November 8, 2010 and converted to a Wholly Foreign-Owned Enterprise (“WFOE”) on November 29, 2017. Under such agreements, Gu Yue provides comprehensive administrative, managerial and operational supports to Yangshuo, assumes Yangshuo’s business risk of loss and receive all the expected residual returns of Yangshuo. Accordingly, Yangshuo is under the effective control of Gu Yue and its accounts will be consolidated with Gu Yue’s accounts in accordance with ASC 810-10, Consolidation, upon the execution of those agreements.